Subsequent events (Details) - Classification of assets as held for sale $ in Millions	Feb. 02, 2026 USD ($)
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Consideration received	$ 1,100
Cash consideration received	$ 550
Bandurria Sur
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest divested	30.00%
Bajo del Toro
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest divested	50.00%